FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value through profit or loss
Cash	$ 3,017,704	$ 5,304,097	$ 4,100,608	$ 21,648
Fair value through other comprehensive income
Marketable securities	0	0	205,600	$ 176,000
Amortized cost
Receivables	246,671	36,399	34,653
Restricted cash equivalents	34,500	34,500	34,500
Financial assets	3,298,875	5,374,996	4,375,361
Amortized cost
Accounts payable and accrued liabilities	2,420,392	1,636,786	1,895,983
Credit facility	52,818	0	0
Financial liabilities	$ 2,473,210	$ 1,636,786	$ 1,895,983